Other Receivables, Net - Schedule of Other Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Receivables, Net [Abstract]
Deposit to non-trade suppliers	$ 71,326	$ 51,315
Loan receivable	18,553	18,553
Prepayments	222,022	172,996
Allowance for expected credit losses	(161,620)	(162,894)
Total other receivables, net	150,281	79,970
Beginning balance	162,894	170,842
Addition	2,014	228
Reverse	(3,288)	(8,176)
Ending balance	$ 161,620	$ 162,894